Restructuring and Asset Impairment - Total Restructuring and Asset Impairment Charges Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring/Asset impairment charges	$ (6,253)	$ (5,818)	$ (8,678)	$ (4,289)	$ (8,694)	$ 444	$ (9,396)	$ (15,212)	$ 25,038	$ 32,858	$ 36,826
Income tax benefit									(6,774)	(9,836)	(11,506)
Equity method investments, net of tax									0	22	17
Impact of noncontrolling interests, net of tax									2	116	200
Total impact of restructuring/asset impairment charges, net of tax									18,266	23,160	25,537
2013 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring/Asset impairment charges									18,821
2012 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring/Asset impairment charges									2,337	24,681
2011 and Earlier Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring/Asset impairment charges									$ 3,880	$ 8,177	$ 36,826